Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

VIA EDGAR TRANSMISSION

June 21, 2023

Ms. Rachel Loko
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C. 20549

Re: Advisor Managed Portfolios (the “Trust”)
File Nos.: 333-270997 and 811-23859

Dear Ms. Loko:

We are responding to the comment letter dated May 1, 2023, from the staff of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Trust’s initial registration statement on Form N-1A, as filed with the Commission on March 30, 2023 under the Investment Company Act of 1940 (the “1940 Act”) and the Securities Act of 1933 for the purpose of registering shares of its series, the Soundwatch Hedged Equity ETF and Soundwatch Covered Call ETF (each a “Fund” and collectively the “Funds”). The staff’s comments have been reproduced below followed by responses to each comment. We have applied all comments made with respect to the prospectus of one Fund to similar disclosure of the other Fund where appropriate. Capitalized terms in the responses not otherwise defined in this letter have the meanings assigned to them in the registration statement.

GENERAL

1.Comment: We note that the registration statement is missing information and exhibits and contains bracketed disclosures. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits filed in any pre-effective amendment.

Response: The Trust acknowledges that information submitted in a pre-effective amendment, disclosures made in response to this letter, information supplied supplementally, or exhibits filed in any pre-effective amendment may generate additional staff comments.

2.Comment: Please advise us if you have submitted or expect to submit any exemptive applications or no-action requests in connection with the registration statement.

Response: The Trust confirms that it has not submitted and does not expect to submit any exemptive applications or no-action requests in connection with the registration statement.

3.Comment: Please include the ticker symbols in EDGAR. Regulation S-T, Rule 313(b)(1).

Response: The Trust confirms that the ticker symbols have been included in EDGAR.

4.Comment: With respect to the Soundwatch Hedged Equity ETF, please:

a.supplementally clarify whether the fund and the predecessor fund are relying on Rule 17a-8 under the 1940 Act in connection with the reorganization and whether a Form N-14 will be filed in connection with the reorganization.

b.To the extent the funds are relying on Rule 17a-8 and shareholder approval will not be sought in connection with the reorganization, please supplementally explain how the funds will comply with the Board composition requirement of Rule 17a-8. The staff notes the filing does not currently disclose the members of the board.

Response: The Trust confirms that with respect to the Fund:

a.The Fund and the Predecessor Fund intend to rely on Rule 17a-8 under the 1940 Act in connection with the Reorganization. The Trust does not intend to file a Form N-14 in connection with the Reorganization. The Predecessor Fund does not intend to seek shareholder approval in connection with the Reorganization, in reliance on Rule 17a-8(a)(3). As such, the Predecessor Fund intends to file a Schedule 14C Information Statement with respect to the Reorganization.

b.The Trust’s board currently has three trustees: one interested trustee and two trustees who are not interested persons of the Trust (“independent trustees”). The two independent trustees comprise a majority of the independent trustees that oversee each Predecessor Fund and were elected by each Predecessor Fund’s shareholders. While it is expected that an additional independent trustee will join the Trust’s board in the near term, the current independent trustees will comprise a majority of the independent trustees when that occurs. Therefore, the proposed reorganization is expected to meet the requirements of Rule 17a-8(3)(iii) as independent trustees overseeing each Predecessor Fund will comprise at least a majority of the independent trustees of Trust.

PROSPECTUS

Summary Prospectus – Soundwatch Hedged Equity ETF

Risk/Return Summary: Fees and Expenses of the Fund

5.Comment: We note that the Adviser has contractually agreed to a fee waiver but the exact timeline for the fee waiver is bracketed. Please confirm that the expiration for the fee waiver will be no less than one year after the effective date of the fund.

Response: The Trust confirms that the expiration of the contractual fee waiver will be no less than one year after the effective date of the Fund’s registration statement.

6.Comment: Please consider including an “Other Expense” line item reflecting potentially expenses stemming from the predecessor fund in response to Instructions 3(c) and 3(d) of Form N-1A Item 3.

Response: The Trust confirms there are no expenses stemming from the Predecessor Fund to be disclosed in response to Instructions 3(c) and 3(d) of Item 3 of Form N-1A.

Principal Investment Strategies of the Fund

7.Comment: Please name the benchmark index referenced in the strategy discussion.

Response: The Trust has revised the last sentence of the first paragraph under “Principal Investment Strategies of the Fund” to read as follows:

“The Fund’s strategy is an “equity strategy,” that aims to provide better risk-adjusted returns across market cycles compared to investing solely in the securities of companies that comprise U.S. large-capitalization indices such as the S&P 500® Index.”

8.Comment: Please include a plain English description of “drawdown risk (tail risk)”.

Response: The Trust has revised the applicable disclosure to include the following description of “drawdown risk (tail risk)”:

“Drawdown risk refers to the length of time it will take for an investment to recoup its losses after it declines from a previous high. Tail risk refers to the risk of significant losses from an unforeseen or rare event.”

9.Comment: The current disclosure states that “The Adviser may [emphasis added] perform the following methods of security analysis….” Please revise equivocal language as the principal strategy should reflect the fund's actual strategy.

Response: The Trust has revised the applicable disclosure to read as follows:

“The Adviser will perform one or more of the following methods of security analysis….”

Tax Risk

10.Comment: Please disclose the impact to the fund of such positions not being treated as qualified income.

Response: The Trust has added the underlined sentence below to the applicable disclosure:

“If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. Instead, such dividends would be treated as ordinary income, subject to ordinary income tax rates.”

Principal Risks

11.Comment: In Cash Transactions Risk, disclosure states that the Fund’s payment of redemptions in cash might cause the Fund to “pay out higher capital gains distributions than if the in-kind redemption process was used.” Please additionally disclose that such redemptions could also cause the Fund to incur brokerage costs it might not have incurred if it made redemptions in-kind. Finally, please also disclose that these brokerage and capital gains costs could be imposed upon the Fund, and thus decrease the Fund’s NAV, to the extent that such costs are not offset by a transaction fee payable by an authorized participant. Consistent with the disclosure of the same risk in response to Item 9, Please clarify if the Fund effectuates purchases and redemptions primarily for cash, rather than by in-kind delivery of portfolio securities.

Response: The Trust notes, for the avoidance of confusion, that the risk factor referred to as “Cash Transactions Risk” by the staff in this comment is labeled “Cash Redemption Risk” in the Fund’s prospectus. In response to the comment, the Trust has added the requested disclosure.

Performance Information

12.Comment: Please provide a statement as to which entity will be the surviving entity for performance purposes.

Response: The Trust has added a statement indicating that the Predecessor Fund will be the surviving entity of the Reorganization for performance purposes.

13.Comment: On the statement mentioning the “Predecessor Fund’s highest quarterly return” please revise or delete given there are multiple predecessor funds.

Response: The Trust has revised the applicable disclosure to read as follows:

“During the period of time shown in the bar chart, the highest quarterly return was 12.16% for the quarter ended June 30, 2020, and the lowest quarterly return was -11.57% for the quarter ended March 31, 2020.”

Portfolio Managers

14.Comment: Please revise the disclosure to state that the portfolio managers have served “jointly and have been primarily responsible for the day-to-day management of the Fund” since its inception.

Response: The Trust responds by making the requested revision.

15.Comment: Please provide all the information required by Item 5(b) of Form N-1A on Mr. Hammer and Mr. Bos.

Response: The Trust has revised the applicable disclosure to read as follows:

“Robert Hammer, Chief Investment Officer of the Adviser, and Jan Bos, Chief Investment Strategist of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Hammer and Bos have served as portfolio managers of the Fund since its inception in [month/year]. Messrs. Hammer and Bos also served as portfolio managers of the Predecessor Fund since its inception in October 2022, and as portfolio managers of the Prior Predecessor Fund since its inception in November 2016.”

Purchase and Sale of Fund Shares

16.Comment: Please delete any information from this section that is not otherwise required by the form. General Instruction C.3(b).

Response: The Trust has revised the applicable disclosure to read as follows:

“Shares are listed on the Exchange, and individual shares may only be bought and sold in the secondary market through brokers or dealers at market price, rather than NAV. Because shares trade at market price rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.soundwatchfunds.com.”

17.Comment: Please supplementally provide the date that the fund was initially listed for trading.

Response: The Trust confirms that the Predecessor Fund was initially listed for trading on October 24, 2022.

Summary Prospectus – Soundwatch Covered Call ETF

Principal Investment Strategies

18.Comment: We note the broad use of the term “investments” in the first sentence and through the strategy disclosure and the use of the term “may” in the second sentence to define these investments. Please more specifically describe the investments in which the fund principally invests.

Response: The Trust has made the requested revisions.

Call Spreading Risk

19.Comment: Please tailor the risk to the particular fund. We note the fund’s strategy disclosure does not suggest it engages in writing put spreads.

Response: The Trust has deleted the risk disclosure titled “Call Spread Writing Risk.”

If you have any additional questions or require further information, please contact me at (626) 914-7372.

Very truly yours,

ADVISOR MANAGED PORTFOLIOS

/s/ Scott A. Resnick
Scott A. Resnick, Esq.
Secretary

cc:    Sally Samuel, Branch Chief, U.S. Securities and Exchange Commission
Andrea Ottomanelli Magovern, Assistant Director, U.S. Securities and Exchange Commission
Christopher D. Menconi, Esq., Morgan, Lewis & Bockius LLP
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